UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        --------------------------------------
Title:  Vice President, Director of Operations
        --------------------------------------
Phone:  (949) 718-9701
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              8/09/2001
-------------------------              -----------------              ---------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           85
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,915,361
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AFLAC INC                      COM              001055102      302    9600 SH               SOLE        9600      0      0
ALBEMARLE CORP                 COM              012653101      431   18600 SH               SOLE       18600      0      0
ALCATEL SA ADR                 ADR              013904305    41287 1990725 SH               DEFINED  1946615      0  44110
ALLSTATE CORP                  COM              020002101      525   11935 SH               SOLE       11935      0      0
AMBAC FINANCIAL GROUP INC      COM              023139108      201    3450 SH               SOLE        3450      0      0
ARDEN REALTY GROUP INC.        COM              039793104      429   16050 SH               SOLE       16050      0      0
AVENTIS SPONSORED ADR          ADR              053561106    61699  772309 SH               DEFINED   756824      0  15485
AVERY DENNISON CORP            COM              053611109      378    7400 SH               SOLE        7400      0      0
BASF AG - SPONSORED ADR        ADR              055262505      301    7650 SH               SOLE        7650      0      0
BOC GROUP PLC                  ADR              055617609      218    7400 SH               SOLE        7400      0      0
BP PLC ADR                     ADR              055622104      642   12888 SH               SOLE       12888      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      293   22700 SH               SOLE       22700      0      0
BANK OF NEW YORK CO INC        COM              064057102    11654  242800 SH               SOLE      242800      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      507   10350 SH               SOLE       10350      0      0
BELLSOUTH CORP                 COM              079860102     9685  240514 SH               SOLE      240514      0      0
BRISTOL-MYERS SQUIBB CO        COM              110122108    10591  202512 SH               DEFINED   193512      0   9000
CHEVRON CORP                   COM              166751107     2545   28126 SH               SOLE       28126      0      0
CHUBB CORP                     COM              171232101    65335  843807 SH               DEFINED   824197      0  19610
CINCINNATI FINANCIAL CORP      COM              172062101    59010 1493939 SH               DEFINED  1460859      0  33080
CIRCUIT CITY STORES -CIRCUIT   COM              172737108     1854  103000 SH               SOLE      103000      0      0
CONOCO INC-CL B                COM              208251405      303   10495 SH               SOLE       10495      0      0
CYTEC INDUSTRIES INC           COM              232820100     3476   91480 SH               SOLE       91480      0      0
DEERE & CO                     COM              244199105      396   10475 SH               SOLE       10475      0      0
DOW CHEMICAL                   COM              260543103    51313 1543271 SH               DEFINED  1508051      0  35220
DU PONT (E.I.) DE NEMOURS      COM              263534109      495   10255 SH               SOLE       10255      0      0
DUKE ENERGY CORP               COM              264399106      699   17930 SH               DEFINED    17730      0    200
EL PASO CORP                   COM              28336L109      401    7625 SH               SOLE        7625      0      0
ENRON CORP                     COM              293561106    58972 1201056 SH               DEFINED  1173346      0  27710
ETHYL CORP                     COM              297659104       81   60000 SH               SOLE       60000      0      0
EXXON MOBIL CORP (NEW)         COM              30231G102      303    3470 SH               DEFINED     3286      0    184
FLEET BOSTON FINL CORP         COM              339030108    74109 1878555 SH               DEFINED  1837114      0  41441
GENERAL ELECTRIC CO            COM              369604103     1239   25409 SH               SOLE       25409      0      0
GILLETTE COMPANY               COM              375766102    52809 1821628 SH               DEFINED  1780478      0  41150
HALLIBURTON CO (HOLDING CO)    COM              406216101    57336 1610555 SH               DEFINED  1576300      0  34255
HONEYWELL INTERNATIONAL INC    COM              438516106    49185 1405681 SH               DEFINED  1374292      0  31389
IMC GLOBAL INC                 COM              449669100    29085 2851479 SH               DEFINED  2790239      0  61240
ITT INDUSTRIES INC             COM              450911102    66088 1493526 SH               DEFINED  1459951      0  33575
ING GROEP NV ADR               ADR              456837103      223    3382 SH               SOLE        3382      0      0
INTERNATIONAL BUSINESS MACHINE COM              459200101    64059  566891 SH               DEFINED   554271      0  12620
INVENSYS PLC ADR               ADR              461204109       50   13150 SH               SOLE       13150      0      0
KAO CORP ADR                   ADR              485537203      331    1331 SH               SOLE        1331      0      0
KOMATSU LTD - SPONSORED ADR    ADR              500458401      325   17700 SH               SOLE       17700      0      0
AHOLD NV - ADR                 ADR              500467303      261    8284 SH               SOLE        8284      0      0
KROGER CO                      COM              501044101    67204 2688188 SH               DEFINED  2623153      0  65035
LILLY (ELI) & CO               COM              532457108    53022  716520 SH               DEFINED   698960      0  17560
MARSH & MCLENNAN COS           COM              571748102      424    4200 SH               SOLE        4200      0      0
MATSUSHITA ELEC INDL           ADR              576879209    36240 2293704 SH               DEFINED  2249654      0  44050
MINNESOTA MINING & MFG CO      COM              604059105    70818  620672 SH               DEFINED   590197      0  13385
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    37648 4450213 SH               DEFINED  4335763      0 114450
MOLEX INC - CLASS A            COM              608554200    62805 2106152 SH               DEFINED  2056548      0  49604
MOTOROLA INC                   COM              620076109    49048 2961862 SH               DEFINED  2896602      0  65260
NCR CORPORATION                COM              62886E108    52281 1112372 SH               DEFINED  1087588      0  24784
NEC CORP. - SPONSORED ADR      ADR              629050204      253   18450 SH               SOLE       18450      0      0
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      380    7150 SH               SOLE        7150      0      0
NEWS CORP LTD ADR NEW          ADR              652487703      313    8420 SH               SOLE        8420      0      0
PNC FINANCIAL SERVICES GROUP   COM              693475105    28029  426050 SH               DEFINED   416790      0   9270
PALL CORP                      COM              696429307      491   20865 SH               SOLE       20865      0      0
POHANG IRON & STEEL SPNSRD ADR ADR              730450103    33904 1719314 SH               DEFINED  1676214      0  43100
RAYTHEON CO NEW                COM              755111507    48889 1841401 SH               DEFINED  1798546      0  42855
ROYAL DUTCH PETROLEUM CO       COM              780257804      400    6870 SH               SOLE        6870      0      0
SBC COMMUNICATIONS INC         COM              78387G103    60420 1508256 SH               DEFINED  1473953      0  34303
SANWA BANK LTD ADR             ADR              803030204    29103  540299 SH               DEFINED   533774      0   6525
SCHLUMBERGER LTD               COM              806857108      795   15100 SH               SOLE       15100      0      0
STATE STREET CORP              COM              857477103      693   14000 SH               SOLE       14000      0      0
TDC A/S SPONSORED ADR'S        ADR              87236N102      215   11700 SH               SOLE       11700      0      0
TELEFONICA SA -SPON ADR        ADR              879382208    33106  888988 SH               DEFINED   865431      0  23557
TELEFONOS DE MEXICO S A        ADR              879403780      239    6800 SH               SOLE        6800      0      0
TEMPLE-INLAND INC              COM              879868107      333    6250 SH               SOLE        6250      0      0
TEXACO INC                     COM              881694103    71362 1070541 SH               DEFINED  1045706      0  24835
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      520    7408 SH               SOLE        7408      0      0
TREDEGAR CORP                  COM              894650100     1124   58711 SH               SOLE       58711      0      0
TRIGON HEALTHCARE INC.         COM              89618L100    74168 1143696 SH               DEFINED  1114116      0  29580
TYCO INTL LTD (NEW)            COM              902124106    65539 1202337 SH               DEFINED  1175567      0  26770
USX-MARATHON GROUP             COM              902905827      518   17570 SH               SOLE       17570      0      0
UNITED PARCEL SERVICE - CL B   COM              911312106     1231   21300 SH               DEFINED    15200      0   6100
UNOCAL CORP                    COM              915289102     8710  255050 SH               SOLE      255050      0      0
UNUMPROVIDENT CORP             COM              91529Y106    69433 2161709 SH               DEFINED  2111939      0  49770
UPM KYMMENE ADR                ADR              915436109      278    9800 SH               SOLE        9800      0      0
VERIZON COMMUNICATIONS         COM              92343V104      442    8270 SH               SOLE        8270      0      0
VODAFONE GROUP PLC             ADR              92857W100      245   10950 SH               SOLE       10950      0      0
WASHINGTON MUTUAL INC          COM              939322103    66797 1778876 SH               DEFINED  1736502      0  42374
WELLS FARGO & CO (NEW)         COM              949746101    52658 1134150 SH               DEFINED  1115490      0  18660
WEYERHAEUSER COMPANY           COM              962166104    29827  542612 SH               DEFINED   533532      0   9080
WILLAMETTE INDUSTRIES          COM              969133107      376    7600 SH               SOLE        7600      0      0
XEROX CORP                     COM              984121103    25654 2680731 SH               DEFINED  2625921      0  54810

